Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 72,644	$ 56,991
Hardware revenue – external parties [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	66,579	41,952
Hardware revenue – related parties [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,588	12,629
Service and maintenance revenue – external parties [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	4,376	2,405
Sale of software – external parties [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 101	$ 5